Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment information
Schedule of geographical information of operating segments

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	adjustments	Unallocated	Total
Year ended December 31, 2023
Aeronautical revenue (*)	296,393	—	45,656	—	65,428	—	88,519	78,336	70,121	—	—	644,453
Non-aeronautical revenue (*)
Commercial revenue	251,155	119	64,838	—	45,292	22,785	160,355	26,871	39,908	(11,598)	3,926	603,651
Construction service revenue	93,014	—	151	—	31,705	—	3,630	21	16,201	—	—	144,722
Other revenue	—	—	—	—	20	—	—	—	7,192	(3,997)	3,997	7,212
Cost of services	(420,216)	(40)	(79,304)	—	(86,227)	(17,818)	(156,482)	(62,285)	(91,639)	11,266	(11,932)	(914,677)
Gross profit / (loss)	220,346	79	31,341	—	56,218	4,967	96,022	42,943	41,783	(4,329)	(4,009)	485,361
Selling, general and administrative expenses	(54,907)	(80)	(10,996)	(68)	(16,305)	(2,611)	(15,320)	(17,827)	(13,149)	4,329	(11,735)	(138,669)
Impairment reversal / (loss) of non-financial assets (**)	—	—	103,764	—	—	—	—	—	(926)	—	—	102,838
Other operating income (**)	13,425	1	82,793	—	58	2	361	240	710	—	2,970	100,560
Other operating expenses	(7,344)	—	(542)	—	(443)	(63)	(1,021)	(38)	—	—	(2)	(9,453)
Operating income / (loss)	171,520	—	206,360	(68)	39,528	2,295	80,042	25,318	28,418	—	(12,776)	540,637
Share of income / (loss) in associates	(5)	—	—	—	—	—	—	—	14	—	7,099	7,108
Amortization and depreciation	60,534	—	12,035	—	6,906	1,248	19,638	6,688	10,695	—	12,238	129,982
Adjusted Ebitda	232,049	—	218,395	(68)	46,434	3,543	99,680	32,006	39,127	—	6,561	677,727
Construction services revenue	(93,014)	—	(151)	—	(31,705)	—	(3,630)	(21)	(16,201)	—	—	(144,722)
Construction services cost	92,898	—	151	—	31,705	—	3,524	21	9,972	—	—	138,271
Adjusted Ebitda excluding Construction Services	231,933	—	218,395	(68)	46,434	3,543	99,574	32,006	32,898	—	6,561	671,276
Construction services revenue	93,014	—	151	—	31,705	—	3,630	21	16,201	—	—	144,722
Construction services cost	(92,898)	—	(151)	—	(31,705)	—	(3,524)	(21)	(9,972)	—	—	(138,271)
Adjusted Ebitda	232,049	—	218,395	(68)	46,434	3,543	99,680	32,006	39,127	—	6,561	677,727
Financial income												101,598
Financial loss												(406,570)
Inflation adjustment												(40,547)
Amortization and depreciation												(129,982)
Income before income tax												202,226
Income tax												24,241
Net income from continuing operations												226,467
Loss from discontinued operations												—
Net income for the year												226,467

Current assets	183,773	22	188,160	—	45,101	4,770	91,159	59,737	68,197	(85,454)	194,445	749,910
Non-current assets	1,170,372	20	667,193	—	188,336	9,193	154,754	53,782	267,568	(768)	281,616	2,792,066
Capital Expenditure	93,326	—	1,727	—	36,605	2,120	7,073	3,267	17,504	—	—	161,622
Current liabilities	127,070	9	221,843	—	25,549	4,419	34,076	54,106	139,248	(85,454)	165,062	685,928
Non-current liabilities	673,245	—	907,835	—	60,264	1,809	—	7,329	78,834	(768)	323,591	2,052,139

(*) Mainly includes revenues recognized over time, see Note 5.

(**) The Brazilian segment includes the impact of the compensation received regarding the Natal airport, see Note 1.2.1.

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	adjustments	Unallocated	Total
Year ended December 31, 2022
Aeronautical revenue (*)	330,288	—	36,610	—	43,450	—	60,662	68,370	70,371	—	—	609,751
Non-aeronautical revenue (*)
Commercial revenue	308,114	232	52,700	—	36,289	19,882	145,059	25,060	32,449	(10,652)	3,412	612,545
Construction service revenue	124,210	—	—	—	13,169	—	1,819	2,769	7,829	—	—	149,796
Other revenue	—	—	—	—	13	—	—	—	6,558	(1,737)	1,737	6,571
Cost of services	(526,774)	(75)	(71,095)	—	(53,459)	(14,560)	(142,705)	(57,584)	(94,575)	9,477	(11,628)	(962,978)
Gross profit / (loss)	235,838	157	18,215	—	39,462	5,322	64,835	38,615	22,632	(2,912)	(6,479)	415,685
Selling, general and administrative expenses	(55,947)	(145)	(13,012)	(172)	(14,599)	(1,910)	(13,019)	(16,067)	(17,013)	2,912	(12,383)	(141,355)
Impairment loss of non-financial assets	—	—	—	—	—	—	—	—	(111)	—	—	(111)
Other operating income	15,857	2	16,254	—	159	—	175	91	4,796	—	6	37,340
Other operating expenses	(5,232)	—	(424)	—	(429)	(49)	(769)	(77)	—	—	(4)	(6,984)
Operating income / (loss)	190,516	14	21,033	(172)	24,593	3,363	51,222	22,562	10,304	—	(18,860)	304,575
Share of income / (loss) in associates	(24)	—	—	—	—	—	—	—	(257)	—	(689)	(970)
Amortization and depreciation	87,363	—	11,228	—	6,101	1,280	17,650	6,434	11,122	—	11,953	153,131
Adjusted Ebitda	277,855	14	32,261	(172)	30,694	4,643	68,872	28,996	21,169	—	(7,596)	456,736
Construction services revenue	(124,210)	—	—	—	(13,169)	—	(1,819)	(2,769)	(7,829)	—	—	(149,796)
Construction services cost	124,018	—	—	—	13,169	—	1,766	2,769	6,133	—	—	147,855
Adjusted Ebitda excluding Construction Services	277,663	14	32,261	(172)	30,694	4,643	68,819	28,996	19,473	—	(7,596)	454,795
Construction services revenue	124,210	—	—	—	13,169	—	1,819	2,769	7,829	—	—	149,796
Construction services cost	(124,018)	—	—	—	(13,169)	—	(1,766)	(2,769)	(6,133)	—	—	(147,855)
Adjusted Ebitda	277,855	14	32,261	(172)	30,694	4,643	68,872	28,996	21,169	—	(7,596)	456,736
Financial income												63,859
Financial loss												(196,405)
Inflation adjustment												19,459
Amortization and depreciation												(153,131)
Income before income tax												190,518
Income tax												(24,883)
Net income for the year												165,635
Loss from discontinued operations												—
Net income for the year												165,635

Current assets	213,964	74	100,810	43	33,998	4,887	64,762	53,752	89,098	(60,562)	146,642	647,468
Non-current assets	1,600,511	30	675,108	—	158,248	8,240	169,030	56,025	255,354	(768)	266,541	3,188,320
Capital Expenditure	124,214	—	1,953	—	19,958	1,375	5,788	1,842	9,742	—	2	164,874
Current liabilities	226,136	35	211,308	—	19,258	3,131	22,110	47,447	137,057	(60,562)	70,399	676,319
Non-current liabilities	797,628	—	927,932	—	56,797	1,986	16,949	13,536	99,928	(768)	383,112	2,297,100

(*) Mainly includes revenues recognized over time, see Note 5.

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	adjustments	Unallocated	Total
Year ended December 31, 2021
Aeronautical revenue (*)	94,881	—	24,121	—	14,564	—	45,312	46,456	37,475	—	—	262,809
Non-aeronautical revenue (*)
Commercial revenue	214,573	202	34,329	—	20,200	18,031	46,503	17,948	17,082	(9,037)	2,256	362,087
Construction service revenue	53,501	—	—	—	5,280	—	6,559	752	13,668	—	—	79,760
Other revenue	—	—	—	—	14	—	—	—	2,243	(806)	806	2,257
Cost of services	(326,974)	(68)	(59,198)	—	(35,903)	(11,635)	(56,791)	(44,371)	(83,149)	7,850	(12,142)	(622,381)
Gross profit / (loss)	35,981	134	(748)	—	4,155	6,396	41,583	20,785	(12,681)	(1,993)	(9,080)	84,532
Selling, general and administrative expenses	(38,338)	(145)	(8,228)	(143)	(7,674)	(1,362)	(11,173)	(11,703)	(13,053)	1,993	(12,236)	(102,062)
Impairment loss of non-financial assets	—	—	—	—	—	—	—	—	(371)	—	—	(371)
Other operating income	8,109	2	20,285	—	152	56	168	82	13,923	—	—	42,777
Other operating expenses	(14,925)	(8)	(2,191)	—	(119)	(66)	(703)	(13)	—	—	(391)	(18,416)
Operating (loss) / income	(9,173)	(17)	9,118	(143)	(3,486)	5,024	29,875	9,151	(12,182)	—	(21,707)	6,460
Share of income / (loss) in associates	—	—	—	—	—	-	—	—	91	—	(720)	(629)
Amortization and depreciation	74,743	—	9,999	—	11,112	1,056	14,411	7,000	12,290	—	12,890	143,501
Adjusted Ebitda	65,570	(17)	19,117	(143)	7,626	6,080	44,286	16,151	199	—	(9,537)	149,332
Construction services revenue	(53,501)	—	—	—	(5,280)	—	(6,559)	(752)	(13,668)	—	—	(79,760)
Construction services cost	53,378	—	—	—	5,280	—	6,368	752	11,675	—	—	77,453
Adjusted Ebitda excluding Construction Services	65,447	(17)	19,117	(143)	7,626	6,080	44,095	16,151	(1,794)	—	(9,537)	147,025
Construction services revenue	53,501	—	—	—	5,280	—	6,559	752	13,668	—	—	79,760
Construction services cost	(53,378)	—	—	—	(5,280)	—	(6,368)	(752)	(11,675)	—	—	(77,453)
Adjusted Ebitda	65,570	(17)	19,117	(143)	7,626	6,080	44,286	16,151	199	—	(9,537)	149,332
Financial income												28,080
Financial loss												(131,271)
Inflation adjustment												6,691
Amortization and depreciation												(143,501)
Loss before income tax												(90,669)
Income tax												(69,111)
Net loss from continuing operations												(159,780)
Loss from discontinued operations												(21,196)
Net loss for the year												(180,976)

(*) Mainly includes revenues recognized over time, see Note 5.